Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

22. LEASES

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for:

●	Leases of low value assets; and

●	Leases with a duration of 12 months or less.

The Group has leases for its offices. Each lease is reflected on the balance sheet as a right-of-use asset and a lease liability. The Group does not have leases of low value assets. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment.

For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

During the course of 2025, the Group entered into a new lease agreement for its Boston office. Any leases that have a term shorter than 12 months the Group has applied the exemption allowed by paragraph 5a in IFRS16 in respect of short – term leases.

Right-of-use assets	31 Dec 2025	31 Dec 2024
	$000	$000
At 1 January	171	283
Boston Office Lease	475	-
Rent Free Period Adjustment	25	-
Depreciation	(195)	(111)
Exchange differences	(3)	(1)
	473	171

Lease Liabilities	31 Dec 2025	31 Dec 2024
	$000	$000
At 1 January	106	247
Boston Office Lease	461	-
Rent Free Period Adjustment	35	-
Interest expense	20	6
Prepaid Lease Payment	15	-
Lease payments	(190)	(144)
Exchange differences	9	(3)
	456	106

Lease liabilities are presented in the consolidated statement of financial; position as follows:

	31 Dec 2025	31 Dec 2024
	$000	$000
Current	222	106
Non-current	234	-
	456	106

The lease liabilities are secured by the related underlying assets. Future minimum lease payments as of 31 December 2025 were as follows:

	Minimum lease payment due
	Within 1 year	1-2 years	2-5 years	Over 5 years	Total
Lease payments	242	175	78	-	495
Finance Charges	(20)	(17)	(2)	-	(39)
Net Present Values	222	158	76	-	456